Quarterly Financial Information (Unaudited) - Schedule Of Condensed Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Aug. 04, 2020
Assets
Total assets	$ 251,077,485			$ 251,534,022	$ 252,293,467	$ 252,306,800
Liabilities and stockholder's equity
Total liabilities	22,207,302			30,605,836	23,713,000	9,746,589
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	250,000,000			250,000,000	250,000,000
Shareholders' equity
Preference shares - $0.0001 par value	0			0	0	0
Additional paid-in capital	0			0	0	0
Accumulated deficit	(21,130,442)			(29,072,439)	(21,420,158)	(7,440,414)
Total shareholders' equity	(21,129,817)	$ (22,228,485)	$ (22,002,797)	(29,071,814)	(21,419,533)	(7,439,789)	$ 0
Total liabilities and shareholders' equity	251,077,485			251,534,022	252,293,467	252,306,800
Previously Reported [Member]
Assets
Total assets		251,181,784	251,368,069	251,534,022	252,293,467	252,306,800
Liabilities and stockholder's equity
Total liabilities		23,410,268	23,370,865	30,605,835	23,712,999	9,746,589
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		22,277,151	22,299,720		235,580,540
Shareholders' equity
Preference shares - $0.0001 par value		0	0	0	0	0
Ordinary shares		2,722,849	2,700,280
Additional paid-in capital		7,427,015	7,201,327	14,270,276	6,635,073	5,011,932
Accumulated deficit		(2,427,906)	(2,202,218)	(9,271,235)	(1,635,954)	(12,681)
Total shareholders' equity		5,000,006	5,000,004	5,000,007	5,000,008	5,000,001
Total liabilities and shareholders' equity		251,181,784	251,368,069	251,534,022	252,293,467	252,306,800
Restatement Adjustment [Member]
Assets
Total assets				0	0
Liabilities and stockholder's equity
Total liabilities				1	1
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		2,722,849	2,700,280		26,419,540
Shareholders' equity
Preference shares - $0.0001 par value		0	0	0	0	0
Ordinary shares		(2,722,849)	(2,700,280)
Additional paid-in capital		(7,427,015)	(7,201,327)	(14,270,276)	(6,635,073)	(5,011,932)
Accumulated deficit		(19,801,203)	(19,801,203)	(19,801,204)	(19,784,204)	(7,427,733)
Total shareholders' equity		(27,228,490)	(27,002,800)	(34,071,821)	(26,419,541)	(12,439,790)
Total liabilities and shareholders' equity		0	0	0	0	0
Common Class A [Member]
Liabilities and stockholder's equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	250,000,000			250,000,000		250,000,000
Shareholders' equity
Ordinary shares	0			0	0	0
Common Class A [Member] | Previously Reported [Member]
Liabilities and stockholder's equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		222,771,510	222,997,200	215,928,180		237,560,210
Shareholders' equity
Ordinary shares		272	270	341	264	125
Common Class A [Member] | Restatement Adjustment [Member]
Liabilities and stockholder's equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		27,228,490	27,002,800	34,071,820		12,439,790
Shareholders' equity
Ordinary shares		(272)	(270)	(341)	(264)	(125)
Common Class B [Member]
Shareholders' equity
Ordinary shares	$ 625		0	625	625	625
Common Class B [Member] | Previously Reported [Member]
Shareholders' equity
Ordinary shares		625	$ 625	625	625	625
Common Class B [Member] | Restatement Adjustment [Member]
Shareholders' equity
Ordinary shares		$ 0		$ 0	$ 0	$ 0